Investment of the Plan and the Long Island Electric Utility Servco LLC Incentive Thrift Plan I (Thrift Plan I) in the Master Trust - Summary of Changes in Net Assets of Master Trust (Details) - EBP 003
$ in Thousands
12 Months Ended
Dec. 31, 2025 USD ($)
Changes in Net Assets:
Total Investment Income, Net	$ 56,403
Administrative Expenses	(148)
Net Transfers	(967)
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	50,047
Net Assets:
Beginning of Year	383,617
End of Year	433,664
Master Trust
Changes in Net Assets:
Net Appreciation of Investments	115,337
Total Investment Income, Net	115,745
Administrative Expenses	(274)
Net Transfers	12,450
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	127,921
Net Assets:
Beginning of Year	726,726
End of Year	854,647
Common Stock of PSEG | Master Trust
Changes in Net Assets:
Net Appreciation of Investments	(633)
Dividends	$ 408